SUBSEQUENT EVENTS	12 Months Ended
May 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through August 1, 2024, the date these financial statements were available to be issued. No subsequent events occurred that required disclosure.